Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options -
Beginning of period	1,633,150	$44.68
Granted	438,000	83.89
Exercised	(432,050)	25.30
Shares issuable under options -
December 31, 2019	1,639,100	$60.26	2.6	$53,724
Options exercisable - End of period	610,952	$47.49	1.8	$27,831

Stock Options Exercised [Table Text Block]
2019

Number of options exercised	432,050

Aggregate fair value	$37,890
Intrinsic value	26,833
Amount of cash received	11,057

Tax benefit recognized	$2,932

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2019

Risk free rate	2.4%
Expected life in years	4.75
Expected volatility	30.6%
Dividend yield	0.7%

Weighted average fair value per option granted	$23.85